Financial risk management	12 Months Ended
Dec. 31, 2017
Financial Risk Management
Financial risk management
(6)	Financial risk management

The Company has exposure to different risks from its use of financial instruments, namely credit risk, liquidity risk, and market risk.

This note presents information about the Company’s exposure to each of the above risks, the Company’s objectives, policies and processes for measuring and managing risk, and the Company’s management of capital. Further quantitative disclosures are included throughout these Consolidated Financial Statements.

(a)	Risk management framework

The Board of Directors has overall responsibility for the establishment and oversight of the Company’s risk management framework. The Board has established mechanisms for developing and monitoring the Company’s risk management policies. The Company’s risk management policies are established to identify and analyze the risks faced by the Company, to set appropriate risk limits and controls, and to monitor risks and adherence to limits. Risk management policies and systems are reviewed regularly to reflect changes in market conditions and the Company’s activities. The Company, through its training and management standards and procedures, aims to develop a disciplined and constructive control environment in which all employees understand their roles and obligations.

(b)	Credit risk

Credit risk is the risk of financial loss to the Company if a customer or counterparty to a financial instrument fails to meet its contractual obligations, and arises principally from the Company’s receivables from customers and investment in securities. The Company is also exposed to credit risk from its financing activities, including deposits with banks and financial institutions, and foreign exchange transactions.

The Company minimizes counterparty credit risk in derivative instruments by entering into transactions with counterparties with which the Company has signed “International Swaps and Derivatives Association Master Agreements”. Given their high credit ratings, management does not expect any counterparty to fail to meet its contractual obligations.

The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk at the end of the reporting period is as follows:

	Notes	December 31, 2017	December 31, 2016

Available–for–sale securities		$55	$76
Accounts receivable, net of provision for doubtful accounts	8	480,792	405,916
Cash and cash equivalents	7	508,982	375,753
Current restricted cash	7	5,465	5,371
Fair value of derivative instruments–assets	12	23,539	26,337

Total		$1,018,833	$813,453

(c)	Receivables, net

The Company’s exposure to credit risk is influenced by the individual characteristics of each customer. The demographics of the Company’s customer base, including the default risk of the industry and country in which customers operate, has less of an influence on credit risk.

Additionally, the Company is not exposed to significant concentrations of credit risk since most accounts receivable arise from sales of airline tickets to individuals through travel agencies in various countries, including virtual agencies and other airlines. These receivables are short term in nature and are generally settled shortly after the sales are made through major credit card companies.

Cargo–related receivables present a higher credit risk than passenger sales given the nature of processing payment for these sales. The Company is continuing its implementation of measures to reduce this credit risk for example by reducing the payment terms and affiliating cargo agencies to the IATA Cargo Account Settlement Systems (“CASS”). CASS is designed to simplify the billing and settling of accounts between airlines and freight forwarders. It operates through an advanced global web–enabled e–billing solution.

There are no significant concentrations of credit risk at the Consolidated Statement of Financial Position date. The maximum exposure to credit risk is represented by the carrying amount of each financial asset.

(d)	Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Company’s approach to managing liquidity risk is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Company’s reputation.

The following are the contractual maturities of non–derivative financial liabilities, including estimated interest payments. Amounts under the “Years” columns represent the contractual undiscounted cash flows of each liability.

As of December 31, 2017

	Years
	Carrying amount	Contractual cash flows	One	Two	Three	Four	Five and thereafter

Short–term borrowings	$79,263	$80,459	$80,459	$—	$—	$—	$—
Long–term Debt	3,063,801	3,568,473	586,446	485,333	498,336	460,022	1,538,336
Bonds	609,049	732,149	81,062	78,140	572,947	—	—

Total debt	3,752,113	4,381,081	747,967	563,473	1,071,283	460,022	1,538,336
Accounts payable	532,048	532,048	526,964	—	—	—	5,084

Contractual maturities	$4,284,161	$4,913,129	$1,274,931	$563,473	$1,071,283	$460,022	$1,543,420

As of December 31, 2016

	Years
	Carrying amount	Contractual cash flows	One	Two	Three	Four	Five and thereafter

Short–term borrowings	$62,302	$63,244	$63,244	$—	$—	$—	$—
Long–term Debt	2,574,306	2,965,631	402,083	429,941	394,075	370,139	1,369,393
Bonds	637,627	818,950	86,188	81,579	78,132	573,051	—

Total debt	3,274,235	3,847,825	551,515	511,520	472,207	943,190	1,369,393
Accounts payable	495,840	495,840	493,106	2,734	—	—	—

Contractual maturities	$3,770,075	$4,343,665	$1,044,621	$514,254	$472,207	$943,190	$1,369,393

Sensitivity analysis

As of December 31, 2017 and 2016 an average increase of 1% in interest rates on long–term debt would be expected to decrease the Company’s income by $8.825 and $6,901 respectively.

Interest rates for interest–bearing financial obligations are as follows:

	December 31, 2017
	Weighted average interest rate	Total
Short–term borrowings	3.96%	$79,263
Long–term debt and financial leases	4.14%	3,063,801
Bonds – Colombia	10.58%	59,808
Bonds – Luxembourg	7.95%	549,241

Total		$3,752,113

	December 31, 2016
	Weighted average interest rate	Total
Short–term borrowings	4.20%	$62,302
Long–term debt and financial leases	3.41%	2,574,306
Bonds – Colombia	12.96%	88,770
Bonds – Luxembourg	7.95%	548,857

Total		$3,274,235

(e)	Market risk

Market risk is the risk that changes in market prices, such as foreign currency rates, interest rates and equity prices will affect the Company’s income or value of its holdings of financial instruments. The objective of market risk management is to manage and control market risk exposure within acceptable parameters, while optimizing the return.

The Company enters into derivative contracts, and also incurs financial liabilities, in order to manage market risk. The market risk associated with commodity–price and interest–rate contracts is managed by establishing and monitoring parameters that limit the types and degree of market risk that may be undertaken.

(f)	Commodity risk

The Company maintains a commodity–price–risk management strategy that uses derivative instruments to minimize significant, unanticipated earnings fluctuations caused by commodity–price volatility. The operations of the Company require a significant volume of jet fuel purchases. Price fluctuations of oil, which are directly related with price fluctuations of jet fuel, cause market values of jet fuel to differ from its cost and cause the actual purchase price of jet fuel to differ from the anticipated price.

All such transactions are carried out within the guidelines set by the Risk Management Committee.

The Company enters into derivative financial instruments using heating oil and jet fuel to reduce the exposure to jet fuel price risks. Such financial instruments are deemed to be highly effective hedge because changes in their fair value are closely correlated with variations in jet fuel prices. The Company determines fair value of the contracts based on the notional future curves as observed in the market; gain or loss of hedge instruments are recognized directly in net equity, through other comprehensive income (OCI), based on Hedge Accounting procedures.

Sensitivity analysis

A change in 1% in jet fuel prices would have increased/decreased profit or loss for the year by $9,235 (2016: $7,851). This calculation assumes that the change occurred at the reporting date and had been applied to risk exposures existing at that date. This analysis assumes that all other variables remain constant and considers the effect of changes in jet fuel price and underlying hedging contracts. The analysis is performed on the same basis for 2016.

(g)	Foreign currency risk

The gain or loss in foreign currency is derived primarily from the appreciation or depreciation of the Colombian Peso against the US Dollar, which is the Company’s functional currency, and the changes in the foreign exchange mechanisms enacted by the Venezuelan government. For the years ended December 31, 2017 and 2016, the Company recognized a net loss from currency exchanges of $(20,163) and $(23,939), respectively.

The Company has liabilities denominated in Colombian Pesos, such as its pension plans and bonds issuance. For the years ended December 31, 2017 and 2016, the Company recognized a net loss of $1,644 and $4,780 respectively, primarily as a result of the appreciation of the Colombian Peso against the US Dollar of 0.6% and 4.7% resepectively.

The summary quantitative data about the Company’s exposure to currency risk as reported to the management of the Company based on its risk management policy was as follows:

	December 31, 2017
	USD	Colombian Pesos	Euros	Venezuelan Bolivares	Argentinean Pesos	Brazilian Reals	Others	Total
Cash and cash equivalents	$342,524	$70,957	$20,914	$11	$6,874	$19,468	$48,234	$508,982
Available-for-sale securities	—	—	—	55	—	—	—	55
Accounts receivable, net of provision for doubtful accounts	71,640	133,319	50,983	102	8,282	21,749	194,717	480,792
Secured debt and bonds	(2,931,194)	(61,784)	(127,416)	—	—	—	—	(3,120,394)
Unsecured debt	(628,767)	(2,952)	—	—	—	—	—	(631,719)
Accounts payable	(286,401)	(144,146)	(10,239)	(119)	(7,184)	(11,943)	(72,016)	(532,048)

Net financial position exposure	$(3,432,198)	$(4,606)	$(65,758)	$49	$7,972	$29,274	170,935	$(3,294,332)

Sensitivity analysis
Change of 1% in exchange rate
Effect on profit of the year		$(46)	$(658)	$—	$80	293

	December 31, 2016
	USD	Colombian Pesos	Venezuelan Bolivares	Argentinean Pesos	Brazilian Reals	Other	Total
Cash and cash equivalents	$313,380	$18,220	$1,463	$9,813	$7,364	$25,513	$375,753
Available-for-sale securities	—	—	76	—	—	—	76
Accounts receivable, net of provision for doubtful accounts	123,562	79,951	515	10,162	35,093	156,633	405,916
Secured debt and bonds	(2,437,710)	(88,769)	—	—	—	(126,564)	(2,653,043)
Unsecured debt	(616,571)	(4,621)	—	—	—	—	(621,192)
Accounts payable	(248,712)	(164,497)	(1,756)	(10,897)	(14,337)	(55,641)	(495,840)

Net financial position exposure	$(2,866,051)	$(159,716)	$298	$9,078	$28,120	$(59)	$(2,988,330)

Sensitivity analysis
Change of 1% in exchange rate
Effect on profit of the year		$(1,597)	$3	$91	$281

The Company manages its exposure to foreign currency risk through hedging selected balances using forward exchange contracts and cross currency swaps.

Sensitivity analysis

The calculation assumes that the change occurred at the reporting date and had been applied to risk exposures existing at that date. This analysis assumes that all other variables remain constant and considers the effect of changes in the exchange rate, which is the rate that could materially affect the Company’s Consolidated Statement of Comprehensive Income.

(h)	Interest rate risk

The Company incurs interest rate risk mainly on financial obligations with banks and aircraft lessors. Interest rate risk is managed through a mix of fixed and floating rates on loans and lease agreements, combined with interest rate swaps.

The Company assesses interest rate risk by monitoring and identifying changes in interest rate exposures that may adversely impact expected future cash flows and by evaluating hedging opportunities. The Company maintains risk management control systems to monitor interest rate risk attributable to both the Company’s outstanding or forecasted debt obligations.

At the reporting date the interest rate profile of the Company’s interest–bearing financial instruments is:

Carrying amount – asset/(liability)	December 31, 2017	December 31, 2016

Fixed rate instruments
Financial assets	$340,877	$261,603
Financial liabilities	(3,003,336)	(2,920,301)
Interest rate swaps	2,990	269

Total	$(2,659,469)	$(2,658,429)

Floating rate instruments
Financial assets	$51,042	$46,433
Financial liabilities	(748,777)	(353,934)

Total	$(697,735)	$(307,501)

The interest rate risk is originated mainly from long term aircraft lease payments. These long term loan payments at floating interest rates expose the Company to cash flow risk. Interest rate risk is managed through a mix of fixed and floating rates on loans and lease agreements, combined with interest rate swaps and options.

At December 31, 2017, the interest rates vary from 0.44% to 12.15% (December 31, 2016: 0.44% to 12.96% ) and the main floating rate instruments are linked to LIBOR plus a spread according to the terms of each contract.

(i)	Capital management

The Company’s capital management policy is to maintain a sound capital base in order to safeguard the Company’s ability to continue as a going concern, and in doing so, face its current and long–term obligations, provide returns for its shareholders, and maintain an optimal capital structure to reduce the cost of capital. The Company monitors capital on the basis of the debt–to–capital ratio. Debt is calculated as net debt, which consists of total borrowings (including current and non–current borrowings as shown in the Consolidated Statement of Financial Position) less cash, cash equivalents and restricted cash. Total capital is calculated as the sum of total equity attributable to the Company as shown in the Consolidated Statement of Financial Position plus total net debt.

Following is a summary of the debt–to/capital ratio of the Company:

		December 31, 2017	December 31, 2016
Debt	16	$3,752,113	$3,274,235
Less: cash and cash equivalents and restricted cash	7	(514,447)	(381,124)

Total net debt		3,237,666	2,893,111
Total equity attributable to the Company		1,415,650	1,400,509

Total Capital		$4,653,316	$4,293,620

Net debt–to–capital ratio		68%	67%

There were no changes in the Company’s approach to capital management during the year.